Related Party Transactions - Cost of Revenues of Accounts Payable (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Services cost of revenue - related parties	[1]	$ 1,063,231	$ 1,378,833	$ 740,591
Payables to related parties	[2]	203,209	415,563
Selling, general and administrative - related parties	[1]	757,892	950,588	2,754,877
Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		1,065,686	1,378,833	3,163,110
Payables to related parties		203,209	415,563
Selling, general and administrative - related parties		757,892	950,588	2,754,877
Panther and DBDHT | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		48,998	101,206	250,322
Bison Trucking and Diamondback | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		169,886	165,951	112,330
Energy Services and Elk City Yard | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		106,800	106,800	0
Lodging and Dunvegan | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		8,574	71,980	116,805
Bison Drilling and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		5,000	0	0
The Company and 2017 Stingray Companies | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		723,973	932,896	42,545
Muskie and Everest | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		0	0	1,969,439
Bison Drilling and Everest | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		0	0	218,589
Muskie and Hopedale | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		2,455	0	453,080
The Company and Everest | Affiliated Entity
Related Party Transaction [Line Items]
Selling, general and administrative - related parties		261,535	492,657	2,297,106
The Company and Wexford | Affiliated Entity
Related Party Transaction [Line Items]
Selling, general and administrative - related parties		393,842	383,733	457,771
Mammoth and Orange Leaf | Affiliated Entity
Related Party Transaction [Line Items]
Selling, general and administrative - related parties		102,515	49,892	0
Pressure Pumping and Caliber | Affiliated Entity
Related Party Transaction [Line Items]
Selling, general and administrative - related parties		0	24,306	$ 0
Related Party Accounts Payable Related to Cost of Sales | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		177,344	378,029
Related Party Accounts Payable Related to Cost of Sales | Panther and DBDHT | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		0	48,998
Related Party Accounts Payable Related to Cost of Sales | Bison Trucking and Diamondback | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		0	12,077
Related Party Accounts Payable Related to Cost of Sales | Energy Services and Elk City Yard | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		0	0
Related Party Accounts Payable Related to Cost of Sales | Lodging and Dunvegan | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		3,199	304,746
Related Party Accounts Payable Related to Cost of Sales | Bison Drilling and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		0	0
Related Party Accounts Payable Related to Cost of Sales | The Company and 2017 Stingray Companies | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		174,145	12,208
Related Party Accounts Payable Related to Cost of Sales | Muskie and Everest | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		0	0
Related Party Accounts Payable Related to Cost of Sales | Bison Drilling and Everest | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		0	0
Related Party Accounts Payable Related to Cost of Sales | Muskie and Hopedale | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		0	0
Related Party Accounts Payable Related to Selling, General and Administrative Costs | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		25,865	37,534
Related Party Accounts Payable Related to Selling, General and Administrative Costs | The Company and Everest | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		12,668	28,528
Related Party Accounts Payable Related to Selling, General and Administrative Costs | The Company and Wexford | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		13,197	9,006
Related Party Accounts Payable Related to Selling, General and Administrative Costs | Mammoth and Orange Leaf | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		0	0
Related Party Accounts Payable Related to Selling, General and Administrative Costs | Pressure Pumping and Caliber | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		$ 0	$ 0

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.